EARNINGS (LOSS) PER SHARE - Diluted (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Diluted earnings per share
Resulted of the year attributable to controlling shareholders'	R$ 14,084,848	R$ 23,381,617	R$ 8,626,386
Weighted average number of shares duing the year (except treasury shares) - in thousands	1,297,193	1,330,221	1,349,222
Average number of potential shares (stock options) - in thousands	487	317	327
Weighted average number of shares (diluted) - in thousands	1,297,680	1,330,538	1,349,549
Diluted earnings (loss) per common share - R$	R$ 10.85387	R$ 17.57305	R$ 6.39205